Janus Henderson International Managed Volatility Fund

Schedule of Investments (unaudited)

September 30, 2021

Shares or Principal Amounts		Value
Common Stocks– 99.3%
Air Freight & Logistics – 0.5%
DSV Panalpina A/S	1,046	$249,771
Auto Components – 0.6%
Aisin Seiki Co Ltd	5,300	192,649
Koito Manufacturing Co Ltd	1,800	108,247
		300,896
Automobiles – 0.2%
Ferrari NV	491	102,773
Banks – 4.1%
Bank Leumi Le-Israel BM	18,252	155,011
BOC Hong Kong Holdings Ltd	107,500	322,062
Chiba Bank Ltd	34,300	220,877
Erste Group Bank AG	2,508	109,515
Japan Post Bank Co Ltd	50,400	431,400
Mediobanca Banca di Credito Finanziario SpA*	16,696	201,659
Oversea-Chinese Banking Corp Ltd	16,100	134,809
Raiffeisen Bank International AG	5,492	142,856
Resona Holdings Inc	46,700	185,893
Royal Bank of Scotland Group PLC	31,177	94,591
Shizuoka Bank Ltd	23,700	195,008
		2,193,681
Building Products – 5.1%
Geberit AG	2,963	2,177,452
LIXIL Group Corp	7,800	226,690
Xinyi Glass Holdings Ltd	104,000	308,940
		2,713,082
Capital Markets – 5.2%
Hong Kong Exchanges & Clearing Ltd	3,900	236,731
Partners Group Holding AG	1,154	1,796,733
Singapore Exchange Ltd	97,000	709,947
		2,743,411
Chemicals – 5.4%
EMS-Chemie Holding AG	622	585,540
Koninklijke DSM NV	5,152	1,029,641
Shin-Etsu Chemical Co Ltd	3,300	556,668
Sika AG (REG)	1,353	428,016
Umicore SA	1,949	115,479
Yara International ASA	2,499	123,732
		2,839,076
Construction Materials – 0.2%
James Hardie Industries PLC (CDI)	3,211	115,151
Diversified Financial Services – 0.7%
Industrivarden AB - Class A	6,450	205,659
Kinnevik AB - Class B*	1,910	67,370
Sofina SA	279	110,668
		383,697
Diversified Telecommunication Services – 1.4%
BT Group PLC*	75,892	162,968
HKT Trust & HKT Ltd	422,000	577,156
		740,124
Electric Utilities – 1.0%
AusNet Services	94,111	172,082
Verbund AG	3,627	366,335
		538,417
Electronic Equipment, Instruments & Components – 1.1%
Kyocera Corp	9,500	593,970
Energy Equipment & Services – 0.3%
Tenaris SA	17,428	183,762
Entertainment – 3.3%
Capcom Co Ltd	7,100	197,233
Embracer Group AB*	18,094	174,009
Koei Tecmo Holdings Co Ltd	5,700	271,165
Konami Holdings Corp	9,500	596,242
Nexon Co Ltd	20,300	327,562
Square Enix Holdings Co Ltd	3,100	163,372
		1,729,583
Equity Real Estate Investment Trusts (REITs) – 3.3%
GLP Capital LP / GLP Financing II Inc	150	246,598
Goodman Group	5,740	89,086

Shares or Principal Amounts		Value
Common Stocks– (continued)
Equity Real Estate Investment Trusts (REITs)– (continued)
Japan Real Estate Investment Corp	70	$419,363
Link	37,500	320,493
Nippon Prologis Inc	205	685,619
		1,761,159
Food & Staples Retailing – 3.7%
Colruyt SA	10,004	509,563
J Sainsbury PLC	43,365	166,033
Kesko Oyj	14,339	494,889
Kobe Bussan Co Ltd	4,900	159,998
Woolworths Group Ltd	21,808	619,108
		1,949,591
Food Products – 2.4%
Barry Callebaut AG (REG)	179	405,040
Mowi ASA	5,561	140,401
Nestle SA (REG)	5,826	701,091
		1,246,532
Gas Utilities – 0.2%
Toho Gas Co Ltd	2,400	104,860
Health Care Equipment & Supplies – 5.2%
Coloplast A/S	10,498	1,645,730
Olympus Corp	7,600	166,928
Siemens Healthineers AG (144A)	2,013	130,969
Sonova Holding AG (REG)	1,452	547,708
Sysmex Corp	2,100	259,451
		2,750,786
Health Care Providers & Services – 1.0%
Amplifon SpA	2,718	129,508
Sonic Healthcare Ltd	13,923	408,691
		538,199
Hotels, Restaurants & Leisure – 3.6%
Evolution Gaming Group AB (144A)	468	71,167
McDonald's Holdings Co Japan Ltd	9,100	429,581
Oriental Land Co Ltd/Japan	8,600	1,392,957
		1,893,705
Household Durables – 0.8%
Berkeley Group Holdings PLC/The	2,838	166,215
Rinnai Corp	2,400	263,050
		429,265
Industrial Conglomerates – 2.3%
Investment AB Latour - Class B	3,570	110,502
Jardine Matheson Holdings Ltd	9,300	489,094
Toshiba Corp	15,200	637,481
		1,237,077
Information Technology Services – 1.4%
Adyen NV (144A)*	205	569,940
Otsuka Corp	2,900	149,110
		719,050
Insurance – 2.7%
Admiral Group PLC	11,633	485,415
Ageas SA/NV	11,307	559,511
Phoenix Group Holdings PLC	12,760	110,323
Sompo Holdings Inc#	6,300	272,885
		1,428,134
Interactive Media & Services – 0.2%
SEEK Ltd	4,574	101,802
Internet & Direct Marketing Retail – 0.8%
Ocado Group PLC*	17,862	397,216
Leisure Products – 1.6%
Bandai Namco Holdings Inc	11,000	826,156
Life Sciences Tools & Services – 4.1%
Lonza Group AG	1,167	874,446
QIAGEN NV*	14,911	775,189
Sartorius Stedim Biotech	968	540,250
		2,189,885
Machinery – 3.8%
Epiroc AB - Class A	5,425	111,864
Knorr-Bremse AG	1,558	167,166
Kone OYJ	4,682	328,266
Kurita Water Industries Ltd	7,000	338,239
Schindler Holding AG	556	142,970
Schindler Holding AG (PC)	473	126,590
Spirax-Sarco Engineering PLC	4,034	810,588
		2,025,683

Shares or Principal Amounts		Value
Common Stocks– (continued)
Marine – 3.3%
Kuehne + Nagel International AG	4,541	$1,543,269
Nippon Yusen KK	3,000	225,686
		1,768,955
Media – 0.2%
Publicis Groupe SA	1,213	81,677
Metals & Mining – 1.1%
Evolution Mining Ltd	82,354	208,651
Norsk Hydro ASA	18,396	137,329
voestalpine AG	6,729	247,289
		593,269
Multiline Retail – 1.3%
Wesfarmers Ltd	16,613	668,408
Oil, Gas & Consumable Fuels – 3.7%
Neste Oyj	31,828	1,796,102
Washington H Soul Pattinson & Co Ltd	5,643	159,218
		1,955,320
Paper & Forest Products – 0.2%
Svenska Cellulosa AB SCA	7,201	111,317
Personal Products – 1.3%
Beiersdorf AG	1,241	134,152
Shiseido Co Ltd	8,500	572,948
		707,100
Pharmaceuticals – 5.6%
Kyowa Kirin Co Ltd	4,500	162,295
Novo Nordisk A/S	28,248	2,717,502
Orion Oyj	2,031	80,379
		2,960,176
Professional Services – 0.3%
Wolters Kluwer NV	1,603	169,419
Real Estate Management & Development – 0.6%
Deutsche Wohnen SE	3,728	228,504
Sumitomo Realty & Development Co Ltd	2,700	98,537
		327,041
Road & Rail – 0.9%
Nippon Express Co Ltd	6,900	475,458
Semiconductor & Semiconductor Equipment – 1.8%
Tokyo Electron Ltd	2,100	925,810
Software – 4.8%
Dassault Systemes SE	12,980	680,410
Nice Ltd*	6,549	1,853,533
		2,533,943
Specialty Retail – 0.8%
Nitori Holdings Co Ltd	2,100	413,193
Technology Hardware, Storage & Peripherals – 1.5%
FUJIFILM Holdings Corp	1,700	146,611
Logitech International SA	7,558	669,474
		816,085
Textiles, Apparel & Luxury Goods – 2.2%
Hermes International	76	105,024
Pandora A/S	8,591	1,042,009
		1,147,033
Tobacco – 0.4%
Swedish Match AB	26,180	229,688
Trading Companies & Distributors – 2.0%
ITOCHU Corp#	32,500	952,102
Toyota Tsusho Corp	2,400	100,594
		1,052,696
Wireless Telecommunication Services – 1.1%
Tele2 AB	39,002	576,364
Total Common Stocks (cost $47,744,428)		52,539,446
Preferred Stocks– 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG((cost $93,211)	1,025	78,254
Investment Companies– 0.1%
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº,£((cost $67,501)	67,494	67,501
Investments Purchased with Cash Collateral from Securities Lending– 1.7%
Investment Companies – 1.4%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	711,670	711,670

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– (continued)
Time Deposits – 0.3%
Royal Bank of Canada, 0.0400%, 10/1/21	$177,918	$177,918
Total Investments Purchased with Cash Collateral from Securities Lending (cost $889,588)		889,588
Total Investments (total cost $48,794,728) – 101.2%		53,574,789
Liabilities, net of Cash, Receivables and Other Assets – (1.2)%		(650,879)
Net Assets – 100%		$52,923,910

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Japan	$14,692,486	27.4%
Switzerland	9,998,329	18.7
Denmark	5,655,012	10.6
Finland	2,699,636	5.0
Australia	2,542,197	4.7
United Kingdom	2,393,349	4.5
Hong Kong	2,254,476	4.2
Israel	2,008,544	3.7
Netherlands	1,769,000	3.3
Sweden	1,657,940	3.1
Germany	1,514,234	2.8
France	1,407,361	2.6
Belgium	1,295,221	2.4
United States	957,089	1.8
Austria	865,995	1.6
Singapore	844,756	1.6
Italy	617,702	1.2
Norway	401,462	0.8

Total	$53,574,789	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/21
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	$42	$-	$-	$67,501
Investments Purchased with Cash Collateral from Securities Lending - 1.4%
Investment Companies - 1.4%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	64∆	-	-	711,670
Total Affiliated Investments - 1.5%	$106	$-	$-	$779,171

	Value at 6/30/21	Purchases	Sales Proceeds	Value at 9/30/21
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	30,000	3,360,254	(3,322,753)	67,501
Investments Purchased with Cash Collateral from Securities Lending - 1.4%
Investment Companies - 1.4%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	292,480	796,816	(377,626)	711,670

Notes to Schedule of Investments (unaudited)

CDI	Clearing House Electronic Subregister System Depositary Interest
LLC	Limited Liability Company
LP	Limited Partnership
PC	Participation Certificate
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2021 is $772,076, which represents 1.5% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2021.

#	Loaned security; a portion of the security is on loan at September 30, 2021.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Machinery	$167,166	$1,858,517	$-
All Other	-	50,513,763	-
Preferred Stocks	-	78,254	-
Investment Companies	-	67,501	-
Investments Purchased with Cash Collateral from Securities Lending	-	889,588	-
Total Assets	$167,166	$53,407,623	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

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